Initial Public Offering - Additional Information (Detail) - USD ($)	Nov. 02, 2021	Sep. 30, 2024	Apr. 16, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Shares issued price per unit		$ 10		$ 10
Common stock par or stated value per share			$ 0.0001
Investment of cash in trust account	$ 234,600,000
Cash deposited in trust account per unit	$ 10.2
Common Class A [Member]
Class of Stock [Line Items]
Number of shares included in Unit	1
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrant	$ 11.5
IPO [Member]
Class of Stock [Line Items]
Units issued during ther period shares	20,000,000
Shares issued price per unit	$ 10
Proceeds from initial public offering gross	$ 200,000,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Units issued during ther period shares	3,000,000
Shares issued price per unit	$ 10
Proceeds from initial public offering gross	$ 30,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Class of Stock [Line Items]
Proceeds from initial public offering gross	$ 30,000,000